Inventory, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Adjustments to carrying value of inventory for excess inventory and inventory on hand and inventory purchase commitments to net realizable value			$ 9,370	$ 35,195	$ 39,757	$ 17,488	$ 2,759
Inventory Write-down	$ 4,300	$ 300	9,400	32,300
Nutrition And Other [Member]
Inventory [Line Items]
Inventory Write-down	900	2,600	2,300	7,000
Connected Fitness [Member]
Inventory [Line Items]
Inventory Write-down	$ 3,400	$ (2,300)	$ 7,100	$ 25,300